Stock-Based Compensation - Schedule of Activity With Respect to RSAs and RSUs (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted Average grant- date fair value
Stock-based compensation	$ 14,300	$ 13,300	$ 14,300
RSU
Shares
Beginning balance (in shares)	512
Restricted stock awards granted (in shares)	625
Restricted stock awards vested (in shares)	(210)
Restricted stock awards canceled/forfeited (in shares)	(88)
Non-vested awards outstanding (in shares)	839	512
Weighted Average grant- date fair value
Beginning balance (in dollars per share)	$ 35.96
Weighted average grant date fair value (in dollars per share)	35.74
Vested (in dollars per share)	34.1
Canceled/forfeited (in dollars per share)	38.17
Ending balance (in dollars per share)	$ 35.83	$ 35.96
Stock-based compensation	$ 11,446	$ 7,460	3,946
Service-based RSU
Weighted Average grant- date fair value
Stock-based compensation	9,189	6,615	3,172
Performance-based RSU
Weighted Average grant- date fair value
Stock-based compensation	$ 2,257	$ 845	$ 774